Offerings - Offering: 1	Dec. 22, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share to be issued pursuant to the Cypherpunk Technologies Inc. 2025 Equity Incentive Plan
Amount Registered | shares	31,454,785
Proposed Maximum Offering Price per Unit	0.98
Maximum Aggregate Offering Price	$ 30,825,689.30
Fee Rate	0.01381%
Amount of Registration Fee	$ 4,257.03
Offering Note	(1) Pursuant to Rule 416 promulgated under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover an indeterminate number of additional shares of the Registrant's common stock, $0.001 par value per share (the "Common Stock") that become issuable under the plan set forth herein by reason of any stock dividend, stock split, recapitalization, or other similar transaction. The Proposed Maximum Offering Price per Unit is estimated solely for the purpose of calculating the registration fee in accordance with Rules 457(c) and 457(h) under the Securities Act, based on the average of the high and low prices of the Common Stock as reported on the Nasdaq Global Market on December 18, 2025, under the symbol "CYPH".